Property, Plant and Equipment and Leasehold Intangibles, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	$ 5,481,266,000	$ 5,105,676,000
Accumulated depreciation and amortization	1,601,289,000	1,411,612,000
Property, plant and equipment and leasehold intangibles, net	3,879,977,000	3,694,064,000
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment, non-cash charge	27,677,000	16,892,000	13,075,000
Depreciation and amortization expense on property, plant and equipment and leasehold intangibles	248,500,000	247,100,000	258,000,000
Resident And Leasehold Operating Intangibles Future Amortization Expense [Abstract]
2013	26,900,000
2014	22,248,000
2015	20,613,000
2016	19,137,000
2017	12,272,000
Thereafter	14,083,000
Total	115,253,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	296,314,000	275,277,000
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	3,391,667,000	3,083,316,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	60,186,000	62,494,000
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	541,585,000	450,179,000
Resident and leasehold operating intangibles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	441,603,000	527,571,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	75,419,000	39,600,000
Assets under capital and financing leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment and leasehold intangibles gross	$ 674,492,000	$ 667,239,000